RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 15 － RELATED PARTY BALANCES AND TRANSACTIONS

Nature of relationships with related parties

Name of related party	Relationship with the Company
Cheung Lui (“Mr. Cheung”)	Chief Executive Officer and indirect controlling shareholder of the Company
Jose Sfez (“Mr. Sfez”)	Chairman and Director of the Company
Seven Retail Limited	Entity controlled by Mr. Sfez
Red and Blue LLC	Entity controlled by Mr. Sfez

707 CAYMAN HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Related party balances consisted of the following:

			As of September 30,
			2024	2025	2025
Name	Nature		HKD	HKD	USD

Cheung Lui	Amount due to a shareholder	(a)	$3,598,750	$2,150	$277

Red and Blue LLC	Accounts receivable	(b)	$97,449	$169,419	$21,774

(a)	As of September 30, 2024 and 2025, the amount due to a shareholder, Mr. Cheung Lui represented the temporary advances made to the Company. This advance made by Mr. Cheung under this facility is non-interest bearing, unsecured and repayable on demand.

(b)	As of September 30, 2024 and 2025, the amount represented trade receivable from product sales with a related party, Red and Blue LLC. The amount is unsecured, interest-free and granted with 45 days’ credit term. The balance was subsequently settled in full.

In the ordinary course of business, during the years ended September 30, 2023, 2024 and 2025, the Company has involved with transactions, either at cost or current market prices and in the normal commercial terms among related parties. The following table provides the transactions with these parties for the years as presented (for the portion of such period that they were considered related):

		Years ended September 30,
Name	Nature	2023	2024	2025	2025
		HKD	HKD	HKD	USD

Cheung Lui	Dividends declared	$5,700,000	$-	$-	$-

Seven Retail Limited	Consultancy fee	$2,040,000	$680,000	$-	$-

Red and Blue LLC	Product sales	$865,816	$921,256	$1,009,312	$129,717

For the years ended September 30, 2023, 2024 and 2025, the director of the Company, Mr. Cheung provided the personal guarantees and a legal charge over his personal property under banking facilities at no fee charge (see Note 17).

Apart from the transactions and balances detailed above and elsewhere in these accompanying consolidated financial statements, the Company has no other significant or material related party transactions during the years presented.

707 CAYMAN HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS